UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Nominingue Asset Management, LLC

Address:  712 Fifth Avenue
          New York, New York 10019

13F File Number: 028-10497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Amrita Ajoomal
Title:  Secretary
Phone:  (646) 483-0473

Signature, Place and Date of Signing:

 Amrita Ajoomal                New York, New York           February 10, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       59

Form 13F Information Table Value Total: $3,480,581
                                        (thousands)

List of Other Included Managers:  None

                                                     FORM 13F INFORMATION TABLE

                                                  NOMININGUE ASSET MANAGEMENT, LLC
                                                            SEC Form 13-F
                                                              12/31/04
                                                      Item #4                           Item #6                       Item #8
                                                     ---------      Item #5       -------------------          ---------------------
           Item #1             Item #2   Item #3       Market    -------------    Investment Descretn   Itm #7   Voting Authority
----------------------------   -------   --------      Value               Sh/    -------------------   ------ --------------------
       Name of Issuer           Title     CUSIP      (x$1,000)   Quantity  Prn    Sole      Shrd  Oth   Mngrs  Sole       Shrd  Oth
------------------------------------------------------------------------------------------------------------------------------------
ALLIED WASTE INDUSTRIES INC    common    19589308       12,579   1,355,443 sh     1,355,443  n/a  n/a    n/a   1,355,443  n/a    n/a
AMERICAN GREETINGS CORP-CL A   common    26375105       43,290   1,707,700 sh     1,707,700  n/a  n/a    n/a   1,707,700  n/a    n/a
APOLLO GROUP INC-CL A          common    37604105      102,364   1,268,298 sh     1,268,298  n/a  n/a    n/a   1,268,298  n/a    n/a
APPLE COMPUTER INC             common    37833100      170,860   2,653,111 sh     2,653,111  n/a  n/a    n/a   2,653,111  n/a    n/a
APPLE COMPUTER INC             common    37833900       20,350     316,000 Call     316,000  n/a  n/a    n/a     316,000  n/a    n/a
ASPEN INSURANCE HOLDINGS LTD   common    G05384105      23,466     957,000 sh       957,000  n/a  n/a    n/a     957,000  n/a    n/a
BANK OF AMERICA CORP           common    60505104       47,930   1,020,000 sh     1,020,000  n/a  n/a    n/a   1,020,000  n/a    n/a
CAPITAL ONE FINANCIAL CORP     common    14040H105      68,867     817,800 sh       817,800  n/a  n/a    n/a     817,800  n/a    n/a
CAREER EDUCATION CORP          common    141665109      54,988   1,374,698 sh     1,374,698  n/a  n/a    n/a   1,374,698  n/a    n/a
CARNIVAL CORP                  common    143658300      94,859   1,646,000 sh     1,646,000  n/a  n/a    n/a   1,646,000  n/a    n/a
CEC ENTERTAINMENT INC          common    125137109      76,479   1,913,399 sh     1,913,399  n/a  n/a    n/a   1,913,399  n/a    n/a
CITIGROUP INC                  common    172967101      38,149     791,800 sh       791,800  n/a  n/a    n/a     791,800  n/a    n/a
CNS INC                        common    126136100       1,417     111,300 sh       111,300  n/a  n/a    n/a     111,300  n/a    n/a
CORINTHIAN COLLEGES INC        common    218868107      84,163   4,466,040 sh     4,466,040  n/a  n/a    n/a   4,466,040  n/a    n/a
CORINTHIAN COLLEGES INC        common    218868907      16,018     850,000 Call     850,000  n/a  n/a    n/a     850,000  n/a    n/a
CORNING INC                    common    219350105      14,219   1,208,100 sh     1,208,100  n/a  n/a    n/a   1,208,100  n/a    n/a
COUNTRYWIDE FINANCIAL CORP     common    222372104     118,565   3,203,587 sh     3,203,587  n/a  n/a    n/a   3,203,587  n/a    n/a
DELL INC                       common    24702R101      36,007     854,462 sh       854,462  n/a  n/a    n/a     854,462  n/a    n/a
DELTA FINANCIAL CORP           common    247918105       4,846     470,500 sh       470,500  n/a  n/a    n/a     470,500  n/a    n/a
DR HORTON INC                  common    23331A109      80,412   1,994,851 sh     1,994,851  n/a  n/a    n/a   1,994,851  n/a    n/a
EBAY INC                       common    278642103      58,215      500390 sh       500,390  n/a  n/a    n/a     500,390  n/a    n/a
EVEREST RE GROUP LTD           common    G3223R108      39,012     435,600 sh       435,600  n/a  n/a    n/a     435,600  n/a    n/a
FANNIE MAE                     common    313586909     117,497   1,650,000 Call   1,650,000  n/a  n/a    n/a   1,650,000  n/a    n/a
FREDDIE MAC                    common    313400301      83,772   1,136,665 sh     1,136,665  n/a  n/a    n/a   1,136,665  n/a    n/a
FREDDIE MAC                    common    313400901     121,605   1,650,000 Call   1,650,000  n/a  n/a    n/a   1,650,000  n/a    n/a
GOOGLE INC-CL A                common    38259P508     148,926     772,479 sh       772,479  n/a  n/a    n/a     772,479  n/a    n/a
GOOGLE INC-CL A                common    38259P908      67,477     350,000 Call     350,000  n/a  n/a    n/a     350,000  n/a    n/a
HOME DEPOT INC                 common    437076102      27,634     646,553 sh       646,553  n/a  n/a    n/a     646,553  n/a    n/a
IAC/INTERACTIVECORP            common    44919P902       5,110     185,000 Call     185,000  n/a  n/a    n/a     185,000  n/a    n/a
INTERFACE INC-CL A             common    458665106      15,443   1,548,970 sh     1,548,970  n/a  n/a    n/a   1,548,970  n/a    n/a
INTL SPEEDWAY CORP-CL A        common    460335201      12,486      236478 sh       236,478  n/a  n/a    n/a     236,478  n/a    n/a
KOHLS CORP                     common    500255104     149,413   3,038,700 sh     3,038,700  n/a  n/a    n/a   3,038,700  n/a    n/a
KOHLS CORP                     common    500255904     202,221   4,112,700 Call   4,112,700  n/a  n/a    n/a   4,112,700  n/a    n/a
LIBERTY MEDIA CORP-A           common    530718105      37,321   3,399,000 sh     3,399,000  n/a  n/a    n/a   3,399,000  n/a    n/a
LOWE'S COS INC                 common    548661107      31,922     554,300 sh       554,300  n/a  n/a    n/a     554,300  n/a    n/a
MCDONALD'S CORP                common    580135101      15,546     484,900 sh       484,900  n/a  n/a    n/a     484,900  n/a    n/a
MCKESSON CORP                  common    58155Q103      21,254     675,577 sh       675,577  n/a  n/a    n/a     675,577  n/a    n/a
MOHAWK INDUSTRIES INC          common    608190104      14,543     159,370 sh       159,370  n/a  n/a    n/a     159,370  n/a    n/a
NORDSTROM INC                  common    655664100       4,566      97,700 sh        97,700  n/a  n/a    n/a      97,700  n/a    n/a
NTL INC                        common    62940M104      89,457   1,226,116 sh     1,226,116  n/a  n/a    n/a   1,226,116  n/a    n/a
NVR INC                        common    62944T105      26,083      33,900 sh        33,900  n/a  n/a    n/a      33,900  n/a    n/a
PETSMART INC                   common    716768106      96,658   2,720,474 sh     2,720,474  n/a  n/a    n/a   2,720,474  n/a    n/a
PORTALPLAYER INC               common    736187204       3,616     146,530 sh       146,530  n/a  n/a    n/a     146,530  n/a    n/a
PULTE HOMES INC                common    745867101      54,888      860314 sh       860,314  n/a  n/a    n/a     860,314  n/a    n/a
REDWOOD TRUST INC              common    758075402      39,626     638,200 sh       638,200  n/a  n/a    n/a     638,200  n/a    n/a
REGAL ENTERTAINMENT GROUP-A    common    758766109      11,344     546,718 sh       546,718  n/a  n/a    n/a     546,718  n/a    n/a
RENT-A-CENTER INC              common    76009N100      59,054     2228454 sh     2,228,454  n/a  n/a    n/a   2,228,454  n/a    n/a
RESEARCH IN MOTION             common    760975102      70,833      859411 sh       859,411  n/a  n/a    n/a     859,411  n/a    n/a
RESEARCH IN MOTION             common    760975902      49,452      600000 Call     600,000  n/a  n/a    n/a     600,000  n/a    n/a
RESOURCES CONNECTION INC       common    76122Q105      25,884      476605 sh       476,605  n/a  n/a    n/a     476,605  n/a    n/a
ROSS STORES INC                common    778296103      24,973      865000 sh       865,000  n/a  n/a    n/a     865,000  n/a    n/a
ROYAL CARIBBEAN CRUISES LTD    common    V7780T103      16,724      307200 sh       307,200  n/a  n/a    n/a     307,200  n/a    n/a
RYLAND GROUP INC               common    783764103      56,798      987103 sh       987,103  n/a  n/a    n/a     987,103  n/a    n/a
S&P 500 INDEX                  common    464287956      36,358       30000 Put       30,000  n/a  n/a    n/a      30,000  n/a    n/a
SELECT COMFORT CORPORATION     common    81616X103      32,717     1823693 sh     1,823,693  n/a  n/a    n/a   1,823,693  n/a    n/a
STRAYER EDUCATION INC          common    863236105      13,948      127041 sh       127,041  n/a  n/a    n/a     127,041  n/a    n/a
WAL-MART STORES INC            common    931142103     143,900     2724340 sh     2,724,340  n/a  n/a    n/a   2,724,340  n/a    n/a
YAHOO! INC                     common    984332106     137,749     3655762 sh     3,655,762  n/a  n/a    n/a   3,655,762  n/a    n/a
YAHOO! INC                     common    984332906     206,728   5,486,400 Call   5,486,400  n/a  n/a    n/a   5,486,400  n/a    n/a

Total:                                               3,480,581

03338.0003 #547035